Other Income (Tables)	12 Months Ended
Jun. 30, 2025
Other Income
Schedule of Other Income

	Year Ended June 30,
	2025	2024	2023
Gain on forgiveness of payables (1)	-	670,782	-
Other income	108,410	37,129	48,273
Total other income	108,410	707,911	48,273

(1)	Includes forgiveness of legal fees of AUD$383,425 (Note 31), printer fees of $AUD126,482, and consultant fees of AUD$160,875.